Consolidated Statements of Stockholders' Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Exercise of options, shares	10,272
Cashless exercise of options, shares	6,812	10,442
Cashless exercise of warrants, shares		40,047
Common Stock [Member]
March 2015 public offering, shares	1,886,000
Exercise of options, shares		66,707
Vesting of restricted stock, shares	39,207